October 15, 1996
                          PREMIER GLOBAL INVESTING, INC.
                             SUPPLEMENT TO PROSPECTUS
                                DATED MARCH 1, 1996
        THE FOLLOWING INFORMATION REPLACES AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE SECTION OF THE FUND'S PROSPECTUS ENTITLED "HOW TO BUY SHARES."
        Payments which are mailed should be sent to Premier Global Investing, Inc., P.O. Box 6587, Providence, Rhode Island 02940-6587. If you are opening a new account, please enclose your Account Application indicating which Class of shares is being purchased. For subsequent investments, your Fund account number should appear on the check and an investment slip should be enclosed. For Dreyfus retirement plan accounts, payments which are mailed should be sent to The Dreyfus Trust Company, Custodian, P.O. Box 6427, Providence, Rhode Island 02940-6427.
        The DDA number for payments transmitted by wire to The Bank of New York for purchase of Class A, Class B, Class C or Class R shares of the Fund in your name is as follows:
                               DDA# 8900202955
The wire must indicate the Class of shares being purchased and must include the other required information with respect to wire payments set forth under "How to Buy Shares" in the Fund's Prospectus.
        THE FOLLOWING INFORMATION SUPERSEDES OR REPLACES ANY CONTRARY INFORMATION CONTAINED IN THE SECTION OF THE FUND'S PROSPECTUS ENTITLED "HOW TO BUY SHARES -- CLASS A SHARES."
        Effective immediately, a CDSC of 1% will be assessed at the time of redemption of Class A shares purchased without an initial sales charge as part of an investment of at least $1,000,000 and redeemed within one year of purchase.
        THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES ANY CONTRARY INFORMATION CONTAINED IN THE FUND'S PROSPECTUS IN THE SECTION ENTITLED "MANAGEMENT OF THE FUND."

                           (CONTINUED ON REVERSE SIDE)

        Effective March 4, 1996, the Fund's primary portfolio manager is Ronald Chapman. Mr. Chapman has been employed by The Dreyfus Corporation since January 1996. For ten years prior thereto, he served as Vice President of the Global Strategy & Management Group for Northern Trust Company.
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